Guarantees, commitments and forward starting transactions (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Guarantees
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		SFr 20,175	SFr 19,009	SFr 18,854
Sub-participations		(2,976)	(2,923)	(2,867)
Net irrevocable amount		17,199	16,086	15,987
Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		39,567	34,534	39,069
Sub-participations		(662)	(866)	(1,074)
Net irrevocable amount		38,905	33,667	37,995
Derivative loan commitments
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		8,100	3,900	5,300
Forward starting transactions - reverse repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	13,521	16,905	12,683
Forward starting transactions - securities borrowing agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	38	35	23
Forward starting transactions - repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	SFr 10,868	SFr 13,763	SFr 8,187

[1]	Cash to be paid in the future by either UBS or the counterparty.